Selected Quarterly Financial Information (Unaudited) (Notes)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information
Selected Quarterly Financial Information (Unaudited)
The following amounts are in thousands, except per share amounts:

	Quarter Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
	(unaudited)
Total revenues	$564	$882	$129	$24
Net loss attributable to common stockholders	$(2,941)	$(3,634)	$(3,994)	$(5,406)
Basic and diluted net loss per share attributable to common stockholders	$(8.14)	$(9.84)	$(10.81)	$(14.71)

	Quarter Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	(unaudited)
Total revenues	$25	$1,064	$3,544	$1,800
Net loss attributable to common stockholders	$(8,223)	$(6,126)	$(6,682)	$(13,120)
Basic and diluted net loss per share attributable to common stockholders	$(22.25)	$(16.57)	$(0.55)	$(0.78)